UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended June 30, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:    _________

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

     D. BLAIR BAKER		  Dallas, Texas          August 8, 2001
  --------------------          -------------          -----------------
     D. Blair Baker

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:           $157,813	 (in thousands)



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                                               FORM 13F INFORMATION TABLE



                                                                                                        VOTING AUTHORITY
                      TITLE OF              VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER         CLASS     CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED   NONE
--------------         -----   ---------   --------  ----------   ---  ----   --------  ---------     ----   -------  ----

ADVANCED FIBRE 	COM	00754A105	1,082	51,500	SH		SOLE	51,500
  COMMUNICATIONS
ADVANCEPCS	COM	00790K109	5,745	89,700	SH		SOLE	89,700
AFFILIATED COMPUTER	CL A	008190100	9,438	130,000	SH		SOLE	130,000
  SERVICES
ALLIANCE DATA SYSTEMS	COM	018581108	1,200	80,000	SH		SOLE	80,000
  CORP
ALLIANCE GAMING CORP  COM NEW	01859J108	2,749	70,000	SH		SOLE	70,000
ALLIED WASTE INDS INC PAR$.01	019589308	2,242	120,000	SH		SOLE	120,000
	NEW
CABLETRON SYS INC    	COM	126920107	11,996	525,000	SH		SOLE	525,000
CAREER EDUCATION CORP	COM	141665109	1,198	20,000	SH		SOLE	20,000
CAREMARK RX INC	COM	141705103	2,468	150,000	SH		SOLE	150,000
CEC ENTMT INC	COM	125137109	2,961	60,000	SH		SOLE	60,000
CENDANT CORP	COM	151313103	2,159	400,000	SH		SOLE	400,000
CISCO SYS INC	COM	17275R102	1,274	70,000	SH		SOLE	70,000
CITRIX SYS INC	COM	177376100	8,900	255,000	SH		SOLE	255,000
COMVERSE TECHNOLOGY   SR DEB	205862AH8	2,469	30,000	SH		SOLE	30,000
  INC                 CV 144A05
COPART INC	COM	217204106	878	30,000	SH		SOLE	30,000
DARDEN RESTAURANTS INC	COM	237194105	2,232	80,000	SH		SOLE	80,000
DIRECT FOCUS INC	COM	254931108	1,188	25,000	SH		SOLE	25,000
EXPRESS SCRIPTS INC	COM	302182100	3,852	70,000	SH		SOLE	70,000
FMC TECHNOLOGIES INC	COM	302494101	826	40,000	SH		SOLE	40,000
FOUNDRY NETWORKS INC	COM	35063R100	5,794	290,000	SH		SOLE	290,000
GALILEO INTERNATIONAL	COM	363547100	1,950	60,000	SH		SOLE	60,000
  INC
GENERAL CABLE CORP DEL	COM	369300108	2,968	160,000	SH		SOLE	160,000
  NEW
GOODRICH CORP	COM	382388106	760	20,000	SH		SOLE	20,000
HEALTHSOUTH CORP	COM	421924101	3,993	250,000	SH		SOLE	250,000
HENRY JACK & ASSOC INC	COM	426281101	3,720	120,000	SH		SOLE	120,000
INSTINET GROUP INC	COM	457750107	4,101	220,000	SH		SOLE	220,000
INTERSIL CORP	COM	460695109	364	10,000	SH		SOLE	10,000
IRON MTN INC PA	COM	462846106	2,690	60,000	SH		SOLE	60,000
KRAFT FOODS INC      	CL A	50075N104	2,325	75,000	SH		SOLE	75,000
MACROVISION CORP	COM	555904101	3,768	55,000	SH		SOLE	55,000
MEDICIS PHARMACEUTICAL  CL A	584690309	2,650	50,000	SH		SOLE	50,000
  CORP	NEW
MCKESSON HBOC INC	COM	58155Q103	6,273	169,000	SH		SOLE	169,000
MOODYS CORP	COM	615369105	2,680	80,000	SH		SOLE	80,000
MRV COMUNICATIONS INC	COM	553477100	1,590	170,000	SH		SOLE	170,000
ODYSSEY RE HLDGS CORP	COM	67612W108	904	50,000	SH		SOLE	50,000
ONI SYSTEMS CORP	COM	68273F103	2,232	80,000	SH		SOLE	80,000
OTG SOFTWARE INC	COM	671059103	735	105,000	SH		SOLE	105,000
PEREGRINE SYSTEMS INC	COM	71366Q101	4,060	140,000	SH		SOLE	140,000
PICTURETEL CORP       COM NEW	720035302	4,799	857,000	SH		SOLE	857,000
REGISTER COM INC	COM	75914G101	698	45,000	SH		SOLE	45,000
RESEARCH IN MOTION LTD	COM	760975102	3,870	120,000	SH		SOLE	120,000
RIVERSTONE NETWORKS INC COM	769320102	2,625	132,000	SH		SOLE	132,000
SELECT MEDICAL CORP	COM	816196109	408	20,400	SH		SOLE	20,400
SHUFFLE MASTER INC	COM	825549108	2,940	140,000	SH		SOLE	140,000
SONUS NETWORKS INC	COM	835916107	1,168	50,000	SH		SOLE	50,000
TIBCO SOFTWARE INC	COM	88632Q103	1,022	80,000	SH		SOLE	80,000
TMP WORLDWIDE INC	COM	872941109	5,400	90,000	SH		SOLE	90,000
TRIZETTO GROUP INC	COM	896882107	370	40,000	SH		SOLE	40,000
UNILAB CORP NEW       COM NEW	907463208	252	10,000	SH		SOLE	10,000
UNITED SURGICAL	COM	913016309	1,800	75,000	SH		SOLE	75,000
  PARTNERS INTL
VENATOR GROUP INC	COM	922944103	612	40,000	SH		SOLE	40,000
VERISIGN INC	COM	92343E102	6,001	100,000	SH		SOLE	100,000
VIGNETTE CORP	COM	926734104	2,315	261,000	SH		SOLE	261,000
WASTE MGMT INC DEL	COM	941062109	2,774	90,000	SH		SOLE	90,000
W-H ENERGY SVCS INC	COM	92925E108	618	32,500	SH		SOLE	32,500
XYBERNAUT CORP	COM	984149104	241	50,182	SH		SOLE	50,182
ZORAN CORP	COM	98975F101	1,486	50,000	SH		SOLE	50,000

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